Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Memorandum accounts (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial instruments received as collateral	$ 65,177	$ 82,342
Percentage of level of confidence	97.50%
Cumulative net credit risk exposure	$ 45,372	390,324
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	5,483	5,736
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Debt instruments.
Financial instruments
Financial instruments received as collateral	$ 5,483	$ 5,736